Commitments, Contingent Liabilities and Other - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended		1 Months Ended				1 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended	1 Months Ended			12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Jan. 19, 2007 Maximum USD ($)	Mar. 31, 2012 Variable Interest Entity, Not Primary Beneficiary Maximum USD ($)	Mar. 31, 2012 Third-party investor	Mar. 31, 2012 Commercial customer JPY (¥)	Mar. 31, 2011 Game Show Network, Llc	Mar. 31, 2012 Game Show Network, Llc	Mar. 31, 2012 Game Show Network, Llc Minimum USD ($)	Mar. 31, 2012 Game Show Network, Llc Maximum USD ($)	Mar. 31, 2012 Game Show Network, Llc Put Option	Mar. 31, 2012 Game Show Network, Llc Redeemable Noncontrolling Interest	Mar. 31, 2012 Game Show Network, Llc Redeemable Noncontrolling Interest Minimum USD ($)	Mar. 31, 2012 Game Show Network, Llc Redeemable Noncontrolling Interest Maximum USD ($)	Mar. 31, 2012 Game Show Network, Llc Redeemable Noncontrolling Interest Put Option	Nov. 11, 2011 EMI Music Publishing USD ($)	Nov. 11, 2011 EMI Music Publishing Sony USD ($)	Mar. 31, 2012 Financial Services JPY (¥)	Mar. 31, 2012 Pictures JPY (¥)	Mar. 31, 2012 Music JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Unused committed lines of credit	¥ 800,306																	¥ 20,051
Purchase commitments and other outstanding	276,016
Commitments outstanding for purchase of property, plant and equipment	35,725		525
Commitment agreement period																			5 years	5 years
Subsidiaries committed to make payments contracts																			117,187	41,853
Total acquisition cost																2,200	325
Percentage of ownership interest acquired																	38.00%
Maximum expected ownership interest																	40.00%
Other liabilities current	463,166	430,488				15,173
Other long term liabilities						35,404
Contingent liabilities including guarantees	78,743
Guaranty obligation				303
Ownership interest used as collateral, Percent					50.00%
Ownership percentage in equity method investment							5.00%								18.00%
Term of put right, exercisable											60 days				60 days
Description of dates (period) put right can be exercised								The put right is exercisable during three windows starting on April 1 of 2012, 2013 and 2014 and lasting for 60 business days.				The put right is exercisable during three windows starting on April 1 of 2012, 2013 and 2014 and lasting for 60 business days (each such period, a "Trigger Window").
Put exercise price									$ 234	$ 288			$ 234	$ 288